Business Acquisition - Fair values of identifiable net assets and liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 24, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Business Acquisition
Cash		$ 1,323,362
Total liabilities assumed		18,704,806
Net equity impact on business combination		$ (17,381,444)
Fair value of goodwill	$ 59,900,694
iDoc
Business Acquisition
Customer list related to business acquisition			$ 0	$ 12,000
Fair value of goodwill			0	$ 95,076
Encompass Healthcare Billing, LLC | iDoc
Business Acquisition
Cash					$ 39,313
Accounts receivable					157,954
Customer list related to business acquisition					15,000
Property and equipment					78,464
Total assets acquired					290,731
Accounts payable					7,343
Right-of -use liability					78,464
Total liabilities assumed					85,807
Net equity impact on business combination					204,924
Fair value of goodwill			$ 95,076		$ 95,076